Document and Entity Information	Jun. 02, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2023
Entity File Number	001-39314
Entity Registrant Name	Talkspace, Inc.
Entity Central Index Key	0001803901
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4636604
Entity Address, Address Line One	622 Third Ave
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	284-7206
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	TALK
Security Exchange Name	NASDAQ
Warrants to purchase common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	TALKW
Security Exchange Name	NASDAQ